UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2010
                                                    -------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Glenview Captal Management,LLC
Address:  767 Fifth Avenue, 44th Floor
          New York, NY 10153

Form 13F File Number:      028-10134
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Horowitz
Title:      Chief Operating Office and General Counsel
Phone:      212-812-4700

Signature, Place and Date of Signing:

     /s/ Mark Horowitz               New York, New York      August 16, 2010
--------------------------           ------------------      ---------------
        [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 67
                                               -------------------
Form 13F Information Table Value Total:             $5,091,054
                                               -------------------
                                                  (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                              GLENVIEW CAPITAL MANAGEMENT, LLC
                                                          FORM 13F
                                                 QUARTER ENDED JUNE 30, 2010

------------------------------------------------------------------------------------------------------------------------------------
                                CLASS                    VALUE      SHRS OR  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
                                -----                  --------     -------  ---  ----  ----------  --------     -------------------
       NAME OF ISSUER           TITLE         CUSIP    (x$1000)     PRN AMT  PRN  CALL   DISCRETION  MANAGERS     SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AIR PRODS & CHEMS INC        COM             009158106   24,777     382,300  SH           SOLE                   382,300
ALCON INC                    COM SHS         H01301102   28,755     194,042  SH           SOLE                   194,042
AMERICAN TOWER CORP          CL A            029912201   29,176     655,636  SH           SOLE                   655,636
AON CORP                     COM             037389103   27,571     742,742  SH           SOLE                   742,742
APPLIED MATLS INC            COM             038222105   60,967   5,072,100  SH           SOLE                 5,072,100
ARVINMERITOR INC             COM             043353101   52,852   4,034,493  SH           SOLE                 4,034,493
BANK OF AMERICA CORPORATION  *W EXP 1/16/201 060505146    5,614     733,900  SH           SOLE                   733,900
BANK OF AMERICA CORPORATION  COM             060505104   74,129   5,158,603  SH           SOLE                 5,158,603
BMC SOFTWARE INC             COM             055921100  143,821   4,153,087  SH           SOLE                 4,153,087
BROADRIDGE FINL SOLUTIONS IN COM             11133T103   32,897   1,726,865  SH           SOLE                 1,726,865
CIGNA CORP                   COM             125509109   94,080   3,028,972  SH           SOLE                 3,028,972
CIT GROUP INC                COM NEW         125581801   57,611   1,701,436  SH           SOLE                 1,701,436
CITIGROUP INC                COM             172967101   45,120  12,000,000  SH           SOLE                12,000,000
CLEARWIRE CORP NEW           CL A            18538Q105    8,288   1,138,502  SH           SOLE                 1,138,502
COMCAST CORP NEW             CL A            20030N101    8,817     507,600  SH           SOLE                   507,600
CVS CAREMARK CORPORATION     COM             126650100  133,054   4,537,995  SH           SOLE                 4,537,995
DAVITA INC                   COM             23918K108  208,405   3,337,683  SH           SOLE                 3,337,683
DISCOVER FINL SVCS           COM             254709108   21,838   1,562,100  SH           SOLE                 1,562,100
EXPEDIA INC DEL              COM             30212P105  170,597   9,083,950  SH           SOLE                 9,083,950
EXPRESS SCRIPTS INC          COM             302182100  201,740   4,290,512  SH           SOLE                 4,290,512
FIDELITY NATL INFORMATION SV COM             31620M106  345,590  12,885,525  SH           SOLE                12,885,525
FISERV INC                   COM             337738108   71,789   1,572,245  SH           SOLE                 1,572,245
FLEXTRONICS INTL LTD         ORD             Y2573F102  116,790  20,855,320  SH           SOLE                20,855,320
FRESENIUS MED CARE AG&CO KGA SPONSORED ADR   358029106    1,552      28,911  SH           SOLE                    28,911
GILEAD SCIENCES INC          COM             375558103   12,865     375,300  SH           SOLE                   375,300
GOODRICH CORP                COM             382388106   43,106     650,652  SH           SOLE                   650,652
GOOGLE INC                   CL A            38259P508   49,148     110,457  SH           SOLE                   110,457
HARTFORD FINL SVCS GROUP INC COM             416515104   61,964   2,800,000  SH           SOLE                 2,800,000
HEWLETT PACKARD CO           COM             428236103  131,638   3,041,542  SH           SOLE                 3,041,542
JPMORGAN CHASE & CO          COM             46625H100  136,384   3,725,332  SH           SOLE                 3,725,332
LABORATORY CORP AMER HLDGS   COM NEW         50540R409      663       8,800  SH           SOLE                     8,800
LEAR CORP                    COM NEW         521865204   19,425     293,422  SH           SOLE                   293,422
LIFE TECHNOLOGIES CORP       COM             53217V109  345,151   7,304,782  SH           SOLE                 7,304,782
LINCARE HLDGS INC            COM             532791100   75,220   2,313,742  SH           SOLE                 2,313,742
LIVE NATION ENTERTAINMENT IN COM             538034109   29,130   2,787,513  SH           SOLE                 2,787,513
LOUISIANA PAC CORP           COM             546347105   13,380   2,000,000  SH           SOLE                 2,000,000
MASCO CORP                   COM             574599106   10,760   1,000,000  SH           SOLE                 1,000,000
MCAFEE INC                   COM             579064106   20,326     661,650  SH           SOLE                   661,650
MCDERMOTT INTL INC           COM             580037109   25,937   1,197,449  SH           SOLE                 1,197,449
MCKESSON CORP                COM             58155Q103  250,976   3,736,984  SH           SOLE                 3,736,984
MEDCO HEALTH SOLUTIONS INC   COM             58405U102  228,217   4,143,376  SH           SOLE                 4,143,376
MONSANTO CO NEW              COM             61166W101   25,925     560,900  SH           SOLE                   560,900
MUELLER WTR PRODS INC        COM SER A       624758108   25,263   6,809,493  SH           SOLE                 6,809,493
OMNICARE INC                 COM             681904108  149,504   6,308,202  SH           SOLE                 6,308,202
ORACLE CORP                  COM             68389X105  174,301   8,122,142  SH           SOLE                 8,122,142
OWENS CORNING NEW            COM             690742101   32,893   1,099,739  SH           SOLE                 1,099,739
PALM INC NEW                 COM             696643105   28,310   4,975,334  SH           SOLE                 4,975,334
PFIZER INC                   COM             717081103   30,817   2,161,096  SH           SOLE                 2,161,096
PHH CORP                     COM NEW         693320202   52,337   2,748,778  SH           SOLE                 2,748,778
PITNEY BOWES INC             COM             724479100   80,357   3,659,248  SH           SOLE                 3,659,248
PSS WORLD MED INC            COM             69366A100   10,041     474,764  SH           SOLE                   474,764
QUEST DIAGNOSTICS INC        COM             74834L100      637      12,800  SH           SOLE                    12,800
RADIOSHACK CORP              COM             750438103   54,243   2,780,277  SH           SOLE                 2,780,277
REPUBLIC SVCS INC            COM             760759100  101,381   3,410,054  SH           SOLE                 3,410,054
SYNOVUS FINL CORP            COM             87161C105    7,620   3,000,000  SH           SOLE                 3,000,000
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109   13,103   1,455,848  SH           SOLE                 1,455,848
TALECRIS BIOTHERAPEUTICS HLD COM             874227101   25,792   1,222,354  SH           SOLE                 1,222,354
TARGET CORP                  COM             87612E106   30,765     625,680  SH           SOLE                   625,680
TERRESTAR CORP               COM             881451108      606   1,223,988  SH           SOLE                 1,223,988
TEXTRON INC                  COM             883203101   13,596     801,200  SH           SOLE                   801,200
THERMO FISHER SCIENTIFIC INC COM             883556102  199,221   4,061,597  SH           SOLE                 4,061,597
TYCO INTERNATIONAL LTD       SHS             H89128104   88,379   2,508,630  SH           SOLE                 2,508,630
URS CORP NEW                 COM             903236107   77,217   1,962,320  SH           SOLE                 1,962,320
VIACOM INC NEW               CL B            92553P201  146,666   4,675,354  SH           SOLE                 4,675,354
WATERS CORP                  COM             941848103   66,472   1,027,393  SH           SOLE                 1,027,393
WYNDHAM WORLDWIDE CORP       COM             98310W108   42,754   2,122,855  SH           SOLE                 2,122,855
XEROX CORP                   COM             984121103  192,734  23,971,862  SH           SOLE                23,971,862
